Document And Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	S-4
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Registrant Name	Murphy USA Inc.
Entity Central Index Key	0001573516
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-31